RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Selling, general and administrative	$72,000	$179,097	$218,000	$371,703

Schedule of management compensation [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Former CEO and Director(1)	$-	$85,097	$50,000	$160,097
CEO, VP of Development, and Director(2)	27,000	24,000	54,000	48,000
CFO(3)	45,000	45,000	90,000	90,000
Total	$72,000	$154,097	$194,000	$298,097

Schedule of consulting fees and contract labor [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Spouse of former CEO and Director(1)	$-	$18,000	$12,000	$36,000
Other family members of former CEO and Director (2)	-	7,000	12,000	27,000
Former directors(1)	-	-	-	10,606
Total	$-	$25,000	$24,000	$73,606